Leases (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2016	Jun. 24, 2015
Leases [Abstract]
Capital Leased Assets, Gross	$ 38.8	$ 39.0
Capital lease accumulated amortization	$ 24.1	$ 22.1
Minimum lease renewal term at Company's option, years	1 year
Maximum lease renewal term at Company's option, years	30 years